Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENT [Abstract]
Schedule of financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on recurring basis	The following table summarizes the Company’s financial assets and liabilities by category and information about financial assets and liabilities measured at fair value on a recurring basis in the statement of financial position categorized by level of significance of the inputs used in making the measurements:

		As at December 31, 2022		As at December 31, 2021
(in millions of U.S. dollars)	Category	Level		Level
FINANCIAL ASSETS
Cash and cash equivalents	Financial assets at amortized cost		200.8		481.5
Trade and other receivables(1)	Financial assets at amortized cost		15.9		14.2
Provisionally priced contracts	Financial instruments at FVTPL	2	2.3	2	1.2
Gold and copper swap contracts	Financial instruments at FVTPL	2	(4.1)	2	(1.8)
Foreign exchange forward contracts	Financial instruments at FVTPL	2	0.4	2	1.5
Proceeds due from income tax refunds at Mesquite(2)	Financial assets at amortized cost	1	—	1	12.8
Investments	Financial instruments at FVTPL	1	35.6	1	59.5
FINANCIAL LIABILITIES
Trade and other payables(3)	Financial liabilities at amortized cost		141.1		124.3
Long-term debt	Financial liabilities at amortized cost		394.9		491.0
Gold stream obligation	Financial instruments at FVTPL	3	174.7	3	194.0
Free cash flow interest obligation	Financial instruments at FVTPL	3	378.9	3	467.4
1.Trade and other receivables exclude provisionally priced contracts, and gold and copper swap contracts.
2.Proceeds due from income tax refunds at Mesquite are included in trade and other receivables on the consolidated statement of financial position. The tax refunds were collected in September 2022.
3.Trade and other payables exclude the short-term portion of reclamation and closure cost obligation and the short-term portion of the gold stream obligation and New Afton free cash flow interest obligation.

Schedule of carrying values and fair values of financial instruments
The carrying values and fair values of the Company’s financial instruments are as follows:

As at December 31, 2022			As at December 31, 2021
(in millions of U.S. dollars)	Carrying value	Fair value	Carrying value	Fair value
FINANCIAL ASSETS
Cash and cash equivalents	200.8	200.8	481.5	481.5
Trade and other receivables(1)	15.9	15.9	14.2	14.2
Provisionally priced contracts	2.3	2.3	1.2	1.2
Gold and copper swap contracts	(4.1)	(4.1)	(1.8)	(1.8)
Foreign exchange forward contracts	0.4	0.4	1.5	1.5
Proceeds due from income tax refunds at Mesquite(2)	—	—	12.8	12.8
Investments	35.6	35.6	59.5	59.5
FINANCIAL LIABILITIES
Trade and other payables(3)	141.1	141.1	124.3	124.3
Long-term debt	394.9	355.0	491.0	530.8
Gold stream obligation	174.7	174.7	194.0	194.0
Free cash flow interest obligation	378.9	378.9	467.4	467.4
1.Trade and other receivables exclude provisionally priced contracts and gold and copper swap contracts.
2.Proceeds due from income tax refunds at Mesquite are included in trade and other receivables on the consolidated statement of financial position. The tax refunds were collected in September 2022.
3.Trade and other payables exclude the short-term portion of reclamation and closure cost obligation and the short-term portion of the gold stream obligation and New Afton free cash flow interest obligation.